PROVISIONS AND CONTINGENT LIABILITIES - Loan commitments (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
PROVISIONS AND CONTINGENT LIABILITIES
Loan commitments	$ 11,233,614	$ 15,865,759
Under 1 month
PROVISIONS AND CONTINGENT LIABILITIES
Loan commitments	687,405	745,606
Greater than 1 month and up to 3 months
PROVISIONS AND CONTINGENT LIABILITIES
Loan commitments	11,373	1,028,896
Greater than 3 months and up to 1 year
PROVISIONS AND CONTINGENT LIABILITIES
Loan commitments	4,205,833	1,271,666
Greater than 1 year and up to 3 years
PROVISIONS AND CONTINGENT LIABILITIES
Loan commitments	2,269,280	5,308,195
Greater than 3 years and up to 5 years
PROVISIONS AND CONTINGENT LIABILITIES
Loan commitments	3,411,570	6,683,599
Greater than 5 years
PROVISIONS AND CONTINGENT LIABILITIES
Loan commitments	$ 648,153	$ 827,797